Investments (Details 41) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Mortgage loans, net [Member]
Purchased credit impaired investments as of their respective acquisition dates
Contractually required payments receivable (including interest)	$ 0	$ 553
Cash flows expected to be collected	0	374
Fair value of investments acquired	0	201
Fixed maturity securities [Member]
Purchased credit impaired investments as of their respective acquisition dates
Contractually required payments receivable (including interest)	5,141	2,126
Cash flows expected to be collected	4,365	1,782
Fair value of investments acquired	$ 2,590	$ 1,076